Equity Incentive Plan - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Unrecognized compensation cost related to non-vested share arrangements granted	$ 4,218		$ 5,999
Weighted average period of recognition for unrecognised compensation cost	3 years
Allocated Share-based Compensation Expense	$ 1,781	$ 3,328
Total fair value of shares vested	$ 0	$ 0